Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable primarily include balance generated from selling bakery products to local corporate customers, billed but has not been collected as of the balance sheet dates. Accounts receivable also include amounts due from third-party online delivery and e-commerce platforms for which settlement is typically received within a short period.

Accounts receivable, net consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$1,738,052	$991,467
Less: allowance for credit losses	-	-
Total accounts receivable, net	$1,738,052	$991,467

The Company evaluates accounts receivable for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. The Company considers historical loss experience, current conditions, and reasonable and supportable forecasts in estimating expected credit losses. As of December 31, 2025 and 2024, the Company determined that no material allowance for credit losses was required, as the majority of receivables were either collected shortly after year-end or related to counterparties with strong credit profiles.